Membership Interests (Schedule of Changes to Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period			$ (162)	$ (180)	$ (162)	$ (162)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $1, $1 and $1)		$ 1		2	2	3	$ 2	$ 3
Fair value hedges – unrealized (loss) gain of cross-currency swaps attributable to excluded components (net of tax)	$ 3			12
Balance at end of period	(201)			(201)		(180)	(162)
Reclassification from Regulatory Assets related to Employee Retirement Liabilities to Other Comprehensive Income			(20)
Cash flow hedges – (loss) gain on settlement of interest rate hedge transactions (net of tax)				(13)
Cash Flow Hedges - Interest Rate Swap [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period			(34)	(34)	(34)	(34)	(36)	(39)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $1, $1 and $1)				2	2	3	2	3
Cash flow hedges – (loss) gain on settlement of interest rate hedge transactions (net of tax)				(13)
Fair value hedges – unrealized (loss) gain of cross-currency swaps attributable to excluded components (net of tax)				(12)
Balance at end of period	(57)	(32)		(57)	(32)	(34)	(34)	(36)
Cash flow hedges – (loss) gain on settlement of interest rate hedge transactions (net of tax)						(3)
Defined Benefit Pension and OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period			(128)	(146)	(128)	(128)	(95)	(112)
Defined benefit pension plans				2	(20)	(18)	(33)	17
Balance at end of period	(144)	(148)		(144)	(148)	(146)	(128)	(95)
Reclassification from Regulatory Assets related to Employee Retirement Liabilities to Other Comprehensive Income			20
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period			$ (162)	(180)	(162)	(162)	(131)	(151)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax expense of $1, $1 and $1)		1		2	2	3	2	3
Cash flow hedges – (loss) gain on settlement of interest rate hedge transactions (net of tax)				(13)
Fair value hedges – unrealized (loss) gain of cross-currency swaps attributable to excluded components (net of tax)	(3)			(12)
Defined benefit pension plans				2	(20)	(18)	(33)	17
Balance at end of period	$ (201)	$ (180)		$ (201)	$ (180)	(180)	(162)	(131)
Cash flow hedges – (loss) gain on settlement of interest rate hedge transactions (net of tax)						$ (3)	$ 0	$ 0